Entity Level Disclosures (Details) - Schedule of revenue by major customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer A [Member]
Entity Level Disclosures (Details) - Schedule of revenue by major customers [Line Items]
Revenue by major customers	$ 383	$ 85	$ 134
Customer B [Member]
Entity Level Disclosures (Details) - Schedule of revenue by major customers [Line Items]
Revenue by major customers		30	92
Customer C [Member]
Entity Level Disclosures (Details) - Schedule of revenue by major customers [Line Items]
Revenue by major customers		40	21
Customer D [Member]
Entity Level Disclosures (Details) - Schedule of revenue by major customers [Line Items]
Revenue by major customers		27
Customer E [Member]
Entity Level Disclosures (Details) - Schedule of revenue by major customers [Line Items]
Revenue by major customers			$ 9